PRINCIPAL ACCOUNTING POLICIES (Details 15) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	0.71%	0.81%	1.76%
Risk-free interest rate, maximum (as a percent)	1.05%	2.11%	2.41%
Expected life	5 years	5 years	5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)		53.00%	52.00%
Volatility, maximum (as a percent)	56.00%	55.00%	53.00%
Fair value of options at grant date per share	$ 38.01	$ 64.79	$ 61.02
Minimum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 33.44	$ 48.69	$ 57.24
Maximum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 42.18	$ 74.39	$ 73.59